Financial instruments - Financial assets and liabilities carried at amortised cost (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Financial assets at amortised cost
Financial instruments
Financial assets	$ 54,735	$ 1,873
Financial assets at amortised cost | Cash and cash equivalents
Financial instruments
Financial assets	52,459	1,873
Financial assets at amortised cost | Trade and other receivables
Financial instruments
Financial assets	22
Financial assets at amortised cost | Award receivable
Financial instruments
Financial assets	1,896
Financial assets at amortised cost | Other non-current assets
Financial instruments
Financial assets	358
Financial liabilities at amortised cost
Financial instruments
Financial liabilities	3,642	1,710
Financial liabilities at amortised cost | Trade and other payables
Financial instruments
Financial liabilities	$ 3,642	$ 1,710